Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Abstract]
Gains on disposal of businesses	€ 50	€ 4	€ 0
Losses on disposal of businesses	0	0	75
Gains on disposals of non-current assets	12	3	24
Losses on disposals of non-current assets	1	1	5
Gains on other remaining businesses	49	121	161
Losses on other remaining businesses	643	109	43
Other gains (losses)	(533)	18	63
Other income	112	127	186
Other expense, by function	€ 645	€ 109	€ 123